Significant Accounting Policies (Details Narratives) - USD ($)	Nov. 15, 2019	May 01, 2019	Sep. 10, 2018
Significant Accounting Policies
Debt convertible common shares		1,779,661
Unsecured convertible debt, principal amount	$ 250,000	$ 1,050,000	$ 500,000
Unsecured Convertible debt interest rate	12.00%	12.00%
Conversion price per share	$ 0.12	$ 0.59